                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5875
                      (Investment Company Act File Number)

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                   3201-B Millcreek Road, Wilmington, DE 19808
                    (Address of Principal Executive Offices)

                                 (302) 994-4700
                         (Registrant's Telephone Number)

Robert A. Crowley, President               Copy to:
The Crowley Portfolio Group, Inc.          Bruce G. Leto, Esq.
3201-B Millcreek Road                      Stradley, Ronon, Stevens & Young, LLP
Wilmington, DE 19808                       2600 One Commerce Square
(Name and Address of Agent for Service)    Philadelphia, PA 19103-7098

Fiscal Year End:           November 30

Date of Reporting Period:  Semi-Annual Fiscal Period ended May 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS.

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                            SEMI-ANNUAL REPORT DATED
                                  MAY 31, 2005

Dear Shareholder:

We are  pleased  to present  you with the  Semi-Annual  Report  for The  Crowley
Portfolio Group, Inc. The report contains information regarding both The Crowley
Diversified   Management  Portfolio  and  The  Crowley  Income  Portfolio.   The
Portfolios had combined assets of  approximately  16.2 million dollars as of May
31, 2005. There are currently 289 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $10.75 per share as of May 31, 2005 and had a total return of 1.70% for the period November
30, 2004 through May 31, 2005. The Crowley Diversified  Management Portfolio had
approximately  5.5 million  dollars in net assets as of May 31, 2005.  As of May
31, 2005,  approximately 99.1% of The Crowley Diversified  Management  Portfolio
was  invested in a portfolio  of 21 mutual  funds  diversified  over 7 different investment  classifications.  The largest portion of the Portfolio's  assets was invested  in  funds  included  in the  Growth  category  (36.21%),  followed  by
Growth/Income (20.04%), Aggressive Growth (11.87%), International/Foreign Equity
(10.81%),  Balanced  (9.95%),  Health Care  (7.42%) and Global  Equity  (2.84%).
Management  currently  intends to invest the  Portfolio's  assets with a greater allocation to equities,  while continuing to use mutual funds as the Portfolio's
primary  investment  vehicle.   Management  continues  to  believe  that  equity
investing will produce  superior results in 2006 and 2007 compared to investment alternatives.

The Crowley Income  Portfolio had a net asset value of $9.93 per share as of May
31,  2005 and had a total  return  of 0.26% for the  period  November  30,  2004 through May 31,  2005.  As of May 31, 2005,  The Crowley  Income  Portfolio  had
investments in 44 individual  issues.  No individual  investment  comprised more than 5% of the Portfolio,  while corporate  bonds and notes comprised  85.05% of the overall  portfolio.  The remaining assets were invested in Government Agency
Bonds (2.80%) and the balance in cash and cash equivalents (12.15%). The Crowley
Income  Portfolio  continues  to be  invested in a manner that seeks to maximize current income,  consistent with prudent risk. Management believes that interest rates will  continue to increase  during the remainder of 2005. If management is correct,  total returns should remain  positive,  but at modest levels.  Current income as  reflected in the December  31, 2004  year-end  distribution  was 0.48 cents per share.

The enclosed  report contains a list of each  Portfolio's  investments as of May
31, 2005.

Sincerely,

Robert A. Crowley, CFA
President

July 29, 2005

                        THE CROWLEY PORTFOLIO GROUP, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                SECTOR ALLOCATION

The SEC  adopted  a  requirement  that all funds  present  their  categories  of portfolio  holdings  in a table,  chart,  or graph  format in their  annual  and semiannual reports to shareholders, regardless whether a schedule of investments is  included  in the  reports.  The  following  table  lists the  categories  of portfolio  holdings  as a  percent  of  total  net  assets  and is  provided  in compliance with such requirement.

The Crowley Income Portfolio

As depicted in the table below,  corporate bonds and notes  comprised  85.05% of the overall portfolio for The Crowley Income Portfolio:

Sector                                     Percentage of Net Assets
Corporate Bonds and Notes                          85.05%
   Auto and Truck                                  14.07%
   Banking                                          0.94%
   Chemical (Basic)                                 1.44%
   Computer Services                                4.53%
   Consumer Products                                0.97%
   Cruise Lines                                     2.94%
   Diversified Company                              2.99%
   Diversified Media Company                        1.32%
   Electronics Distribution                         1.46%
   Financial Services                              11.00%
   Hotel/Gaming Industry                            4.95%
   Insurance (Diversified)                          5.73%
   Medical Supplies & Savings                       5.11%
   Miscellaneous Manufacturer                       1.92%
   Oil Industry                                     5.42%
   Pharmaceutical Industry                          2.61%
   Retail Store Industry                            8.23%
   Telecommunications Service Industry              9.42%
Government Agency Bonds                             2.80%
Cash and Cash Equivalents                          12.15%

Crowley Diversified Management Portfolio

As of May 31, 2005, The Crowley Diversified Management Portfolio had investments in 21 mutual funds in 7 different  fund  categories or "sectors." The categories of investment  companies in which The Crowley Diversified  Management  Portfolio was invested as of that date are listed in the table below.

Sector                                     Percentage of Net Assets
Aggressive Growth                                  11.87%
Balanced                                            9.95%
Foreign Equity                                     10.81%
Global Equity                                       2.84%
Growth                                             36.21%
Growth and Income                                  20.04%
Healthcare                                          7.42%
Cash and Cash Equivalents                           0.86%

                     DISCLOSURE OF PORTFOLIO (FUND) EXPENSES

It is important  for you to understand  the impact of costs on your  investment.
Like all  mutual  funds,  the  Portfolios  each have  operating  expenses.  As a shareholder  of a Portfolio,  you incur ongoing  costs,  which include costs for portfolio management,  administrative  services and shareholder reports (such as this Semi-Annual  Report),  among other types of expenses.  Operating  expenses, which  are  deducted  from a  Portfolio's  gross  income,  directly  reduce  the investment return of a Portfolio.

A Portfolio's  expenses are expressed as a percentage of its average net assets.
This figure is known as the expense ratio.  The following  examples are intended to help you  understand the ongoing costs (in dollars) of investing in your fund and to compare  these costs with those of other mutual  funds.  The examples are based on an  investment  of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

     o    Based on actual return.  This section helps you to estimate the actual expenses  that you paid over the period.  The "Ending  Account  Value"
          shown is derived from the  Portfolio's  actual  return,  and the third column  shows  the  dollar  amount  that  would  have  been paid by an investor  who started  with $1,000 in the  Portfolio.  You may use the information here,  together with the amount you invested,  to estimate the expenses that you paid over the period.

          To do so, simply  divide you account value by $1,000 (for example,  an
          $8,600  account  value  divided by $1,000 = 8.6),  then  multiply  the result by the  number  given  for your  Portfolio  under  the  heading
          "Expenses Paid During Period."

     o    Based on  hypothetical  5% yearly return.  This section is intended to help you compare a Portfolio's costs with those of other mutual funds.
          It  assumes  that the  Portfolio  had a  yearly  return  of 5%  before
          expenses,   but  that  the  expense  ratio  is   unchanged.   In  this
          case--because   the  return  used  is  not  the   Portfolio's   actual
          return--the  results  do not  apply to your  investment.  Because  the
          Securities  and  Exchange  Commission  requires  all  mutual  funds to calculate  expenses based on a 5% return,  the  hypothetical 5% return example is useful in making comparisons  between a Portfolio and other mutual funds.

         Expense information as of the six months ended on May 31, 2005:

-------------------------------- --------------------- ---------------------- -----------------------
       The Crowley Income          Beginning Account    Ending Account Value    Expenses Paid During
           Portfolio              Value Nov. 30, 2004       May 31, 2005               Period
-------------------------------- --------------------- ---------------------- -----------------------

Based on Actual Fund Return            $1,000.00             $1,002.60                 $7.24

-------------------------------- --------------------- ---------------------- -----------------------

Based on Hypothetical 5% Yearly
Return                                 $1,000.00             $1,008.85                 $7.29

-------------------------------- --------------------- ---------------------- -----------------------
-------------------------------- --------------------- ---------------------- -----------------------
     The Crowley Diversified       Beginning Account    Ending Account Value    Expenses Paid During
       Management Portfolio       Value Nov. 30, 2004       May 31, 2005               Period
-------------------------------- --------------------- ---------------------- -----------------------

Based on Actual Fund Return            $1,000.00             $1,017.00                 $9.96

-------------------------------- --------------------- ---------------------- -----------------------

Based on Hypothetical 5%
Yearly Return                          $1,000.00             $1,015.06                 $9.95

-------------------------------- --------------------- ---------------------- -----------------------

The  calculations  are based on expenses  incurred in the most recent  six-month period.  The Crowley Income Portfolio's  annualized  six-month expense ratio for that  period  is  1.45%  and  The  Crowley  Diversified  Management  Portfolio's
annualized  six-month expense ratio for that period is 1.98%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average  account value over the period,  multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent  12-month  period.  You can assess a Portfolio's  costs by comparing this hypothetical  example with the hypothetical  examples that appear in shareholder reports of other mutual funds.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

In December  2004,  the Board of Directors  of the Fund  renewed the  Investment
Management  Agreements  (the  "Agreements")  between the Adviser and the Fund on behalf  of the  Income  Portfolio  and  the  Diversified  Management  Portfolio,
respectively.  The  Board  determined  that the  continuance  of the  Investment
Management  Agreements  with  the  Adviser  was in the  best  interest  of  each
Portfolio's shareholders.

The independent members of the Board, in the exercise of their fiduciary duties, gave  consideration  to materials  that they received  from  management at Board meetings throughout the year, as well as to materials prepared  specifically for the meeting in connection  with the renewal of the  Agreements.  The independent directors met separately  with counsel to the independent  directors  during the course of the meeting to discuss the materials  and  deliberate  concerning  the renewal of the  Agreements.  In evaluating  the selection of the Adviser for the
Portfolios,  as well as  approving  the  Agreements,  the Board  considered  the following  factors,  among  others:  (i) the  nature,  extent and quality of the services  provided by the Adviser;  (ii) the investment  performance of the Fund and the  Adviser;  (iii) the costs of the services to be provided and profits to be realized by the Adviser and its  affiliates  from the  relationship  with the
Fund;  (iv) the extent to which economies of scale would be realized as the Fund grows;  and (v)  whether fee levels  reflect  these  economies  of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent, quality  and  breadth of services  that the  Adviser  provides to the Fund.  The
Directors  reviewed and  considered the  information  that had been furnished to them in  connection  with their  evaluation  of the  Agreements,  including  the
Adviser's Form ADV and the  explanation by management of its advisory  business.
The Board reviewed the  experience of the Adviser,  and of Mr. Robert A. Crowley in particular,  in managing the assets of the Fund. The Board also evaluated the overall portfolio  management  process.  In addition to the investment  advisory services  provided to the Fund,  the Board also  considered  and  evaluated  the administrative  services  provided to the Fund by the Adviser in accordance with the Agreements. The Board concluded, after considering the information described above,  that the  nature and extent of the  services  provided  to the Fund were generally of high quality.

Investment  Performance.   The  Board  gave  consideration  to  the  performance
information  which it receives at other Board meetings  throughout the year, and also evaluated the calendar and fiscal year-to-date Fund performance information
for  2004.  The  Board  also  evaluated  the  Fund's  performance   relative  to
comparative  performance  data of  similar  funds,  as well  as  performance  of relevant market indexes over various time periods. The Board determined that the performance  results of the Portfolios were reasonable as compared with relevant performance standards, comparative funds and appropriate market indexes and that the Portfolios' performance supported the renewal of the Agreements.

Management Fees and Other  Expenses.  The Board reviewed and discussed the fees, expenses and expense ratios of each Portfolio, including data comparing the fees and  expenses of each  Portfolio  to the fees and expenses of other mutual funds over a several-year  period.  The Directors  determined that the management fees and total  expenses of the  Portfolios,  as a  percentage  of net  assets,  over various periods,  were reasonable in relation to other funds in each Portfolio's
peer  group.  Because  the  Adviser  does  not  provide  comparable   investment
management services to any other accounts, comparisons to such accounts were not available.  The Board  concluded that the management  fees were fair, both on an absolute  basis and in  comparison  with those of other funds in the peer groups and with the industry at large.

Profitability.  The Adviser  presented the Board with a profitability  analysis.
The  analysis  described  the  level  of  profits  generated  by  the  Adviser's relationship with the Fund as compared to the Adviser's expenses in managing the
Portfolios.  The Board also noted that an affiliate of the Adviser serves as the
Fund's shareholder servicing agent and that the Fund compensates the shareholder servicing agent for these services separately.  The Board considered the cost of the services  provided to the  Portfolios by the Adviser (and its affiliate) and the profits  earned by the Adviser (and its  affiliate) in  connection  with the management  and servicing of the Fund. The Board  determined  that the Adviser's profits,  as described to them by management at the meeting,  were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale.  The Board considered the extent to which economies of scale might be realized as the assets of the  Portfolios  increase  and whether  there should be changes in the management fee rate or structure in order to enable the
Portfolios to participate in these economies of scale.  The Board noted that the
Portfolio's  current  management fee schedule does not include  breakpoints that would reduce the management  fee rate as the assets of the  Portfolios  increase above certain levels. The Board also noted that the Portfolios' respective asset levels have been fairly stable for several years and determined that the current management  fee  schedule of each  Portfolio is  appropriate,  given its current size.  The Board noted that it would consider the addition of breakpoints if the
Portfolios increased to a level where economies of scale were realized.

Conclusion.  Based on all of the  factors  discussed  above,  the entire  Board, including a majority of the independent  directors,  approved the renewal of the
Agreements,  concluding that renewal of the Agreements was in the best interests of the shareholders.

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
                                                        Percent of     Value
Par Value                                               Net Assets   (Note 1-A)
                             CORPORATE BONDS & NOTES

            Auto & Truck
               Daimler Chrysler Corp. Note
$ 250,000          4.75%, 01/15/08                          2.32%    $  249,375
               Ford Holdings
  500,000          7.350%, 11/07/11                         4.29        460,750
  200,000          7.375%, 10/28/09                         1.85        198,500
               General Motors Corp.
  200,000          7.200%, 01/15/11                         1.69        182,000
               General Motors Nora Financial
  450,000          6.850%, 10/15/08                         3.92        420,750
                                                           -----     ----------
                                                           14.07      1,511,375
                                                           -----     ----------
            Banking
               Banque Paribas New York
   95,000          6.875%, 03/01/09                          .94        101,460
                                                           -----     ----------
            Chemical (Basic)
               Union Carbide Corp. Note
  150,000          6.700%, 4/01/09                          1.44        155,100
                                                           -----     ----------
            Computer Services
               Electronic Data Systems Corp.
  450,000          7.125%, 10/15/09                         4.53        486,000
                                                           -----     ----------
            Consumer Products
               American Greetings Corp.
  100,000          6.10%, 08/01/28                           .97        103,780
                                                           -----     ----------
            Cruise Lines
               Royal Caribbean Cruises
  300,000          7.000%, 10/15/07                         2.94        315,600
                                                           -----     ----------
            Diversified Company
               American Standard, Inc.
  100,000          7.375%, 02/01/08                          .99        106,010
               Raychem Corp. Note
  200,000          8.200%, 10/15/08                         2.00        214,710
                                                           -----     ----------

                                                            2.99        320,720
                                                           -----     ----------
            Diversified Media Company
  150,000      Clear Channel Communication Note
                   4.400%, 05/15/11                         1.32        141,225
                                                           -----     ----------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
                                                        Percent of     Value
Par Value                                               Net Assets   (Note 1-A)
                             CORPORATE BONDS & NOTES

            Electronics Distribution
               Avnet Inc.
$ 150,000          8.000%, 11/15/06                         1.46%    $  157,200
                                                           -----     ----------
            Financial Services
  200,000      CIT Group Inc. Medium Term Note
                   4.750%, 12/15/10                         1.89        202,450
               Duke Capital Corp.
  275,000          7.500%, 10/01/09                         2.85        306,487
               Household Finance Corp.
  200,000          6.500%, 11/15/08                         1.97        211,600
               International Lease Finance Corp.
  200,000          5.875%, 05/01/13                         1.99        214,000
  250,000          3.500%, 04/01/09                         2.30        246,625
                                                           -----     ----------
                                                           11.00      1,181,162
                                                           -----     ----------

            Hotel/Gaming Industry
               ITT Corp.
  200,000          6.750%, 11/15/05                         1.86        200,400
               Harris Operating Company
  150,000          8.000%, 02/01/11                         1.59        170,775
               Hilton Hotels Corp.
  150,000          7.950%, 04/15/07                         1.50        161,025
                                                           -----     ----------
                                                            4.95        532,200
                                                           -----     ----------
            Insurance (Diversified)
               American Financial Group
  121,000          7.125%, 04/15/09                         1.20        129,288
               Marsh & McLeannan Inc. Note
  100,000          6.250%, 03/15/12                          .99        106,350
               Stancorp Financial Group Note
  110,000          6.875%, 10/01/12                         1.13        121,275
               Unitrin, Inc. Senior Note
  250,000          5.750%, 07/01/07                         2.41        259,250
                                                           -----     ----------
                                                            5.73        616,163
                                                           -----     ----------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
                                                        Percent of     Value
Par Value                                               Net Assets   (Note 1-A)
                             CORPORATE BONDS & NOTES

            Medical Supplies & Savings
               Bausch & Lomb, Inc.
$ 250,000          6.950%, 11/15/17                         2.47%    $  265,000
               Medco Health Solutions, Inc. Senior Note
  250,000          7.250%, 08/15/13                         2.64        283,875
                                                           -----     ----------
                                                            5.11        548,875
                                                           -----     ----------
            Miscellaneous Manufacturer
               Acuity Brands
  200,000          6.000%, 02/01/09                         1.92        206,000
                                                           -----     ----------

            Oil Industry
               Enron Oil & Gas Note
  155,000          6.500%, 12/01/07                         1.51        162,208
               National Fuel Gas
  100,000          6.000%, 03/01/09                          .98        104,900
               Seacor Smit Inc. Note
   98,000          7.200%, 09/15/09                          .96        103,341
               Velero Logistics
  200,000          6.050%, 03/15/13                         1.97        211,900
                                                           -----     ----------
                                                            5.42        582,349
                                                           -----     ----------
            Pharmaceutical Industry
               American Home Products Note
  250,000          6.950%, 03/15/11                         2.61        280,312
                                                           -----     ----------

            Retail Store Industry
               Fortune Brands Inc.
  150,000          6.250%, 04/01/08                         1.48        159,225
               Sears Roebuck Acceptance Corp. Note
  150,000          6.700%, 11/15/06                         1.42        152,550
  100,000          6.125%, 01/15/06                          .95        101,220
  250,000          6.250%, 05/01/09                         2.38        255,875
  100,000          7.500%, 12/15/12                          .99        106,300
               Tricon Global Restaurants
  100,000          7.650%, 05/15/08                         1.01        108,450
                                                           -----     ----------
                                                            8.23        883,620
                                                           -----     ----------

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
                                                        Percent of     Value
Par Value                                               Net Assets   (Note 1-A)
                             CORPORATE BONDS & NOTES

            Telecommunications Service Industry
               Ametek, Inc.
$  95,000          7.200%, 07/15/08                          .95%    $  101,860
               GTE North, Inc.
  250,000          6.375%, 02/15/10                         2.51        269,050
               Motorola, Inc.
  150,000          7.625%, 11/15/10                         1.59        171,000
               New England Telephone & Telegraph
  250,000          5.875%, 04/15/09                         2.43        260,813
               New York Telephone Co.
  200,000          6.000%, 04/15/08                         1.94        208,440
                                                           -----     ----------
                                                            9.42      1,011,163
                                                           -----     ----------

               Total Corporate Bonds & Notes               85.05      9,134,304
               (Cost $9,104,616)                           -----     ----------

            Government Agency Bonds
  300,000      Federal Home Loan Mortgage Corporation
                   5.310%, 03/24/14                         2.80        300,375
                                                           -----     ----------

               Total Government Agency Bonds                2.80        300,375
               (Cost $300,000)                             -----     ----------

               Total Investments (Cost $9,404,616) (a)     87.85      9,434,679
               Other Assets Less Liabilities               12.15      1,304,368
                                                           -----     ----------
               Net Assets                                 100.00%   $10,739,047
                                                          ======     ==========

               (a) Aggregate cost for federal income tax purposes is $9,481,534.

               At  May  31,  2005  unrealized  appreciation   (depreciation)  of
               securities for federal income tax purposes is as follows:

                   Unrealized appreciation                         $   141,185
                   Unrealized depreciation                            (188,040)
                                                                     ----------
                   Net unrealized depreciation                     $   (46,855)
                                                                     ==========

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
  Number                                                Percent of     Value
 of Shares                                              Net Assets   (Note 1-A)
                             GENERAL EQUITY FUNDS

            Aggressive Growth
   7,962       American Century Ultra                       4.10%    $  225,724
   9,362       Wells Fargo Opportunity                      7.77        427,638
                                                           -----     ----------
                                                           11.87        653,362
                                                           -----     ----------
            Balanced
  11,660       Columbia Balanced                            4.42        243,335
   3,853       Dodge & Cox Balanced                         5.53        304,454
                                                           -----     ----------
                                                            9.95        547,789
                                                           -----     ----------
            Growth
  10,404       Credit Suisse Capital Appreciation           3.05        167,921
   5,122       Dreyfus Disciplined                          2.97        163,594
  10,160       Harbor Capital Appreciation                  5.34        294,024
   2,654       Nicholas                                     2.98        163,890
   6,202       Wells Fargo Growth                           2.11        116,408
   9,633       T. Rowe Price Dividend Growth                3.95        217,317
  10,777       T. Rowe Price Blue Chip                      5.92        325,675
   7,646       T. Rowe Price Mid Cap                        6.92        380,719
   5,257       White Oak Growth                             2.97        163,747
                                                           -----     ----------
                                                           36.21      1,993,295
                                                           -----     ----------
            Growth/Income
   8,279       American Century Growth & Income             4.60        253,084
   3,931       Dodge & Cox Stock                            9.22        507,554
  11,218       Vanguard Growth & Income                     6.22        342,475
                                                           -----     ----------
                                                           20.04      1,103,113
                                                           -----     ----------
            Healthcare
   3,093       Vanguard Healthcare                          7.42        408,353
                                                           -----     ----------

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS)

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       Market
  Number                                                Percent of     Value
 of Shares                                              Net Assets   (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS

               Foreign Equity
  19,104       American Century International Equity        3.05        167,737
   5,564       Managers International Equity                4.56        250,782
   6,551       Scudder Greater Europe                       3.20        175,906
                                                           -----     ----------
                                                           10.81        594,425
                                                           -----     ----------

               Global Equity
   9,556       Gabelli Global Telecommunications            2.84%    $  156,526
                                                           -----     ----------

            Total Investments (Cost $5,684,644) (a)        99.14      5,456,863
            Other Assets Less Liabilities                    .86         47,522
                                                           -----     ----------
            Net Assets                                    100.00%    $5,504,385
                                                          ======     ==========

               (a) Aggregate cost for federal income tax purposes is $5,684,644.

               At  May  31,  2005  unrealized  appreciation   (depreciation)  of
               securities for federal income tax purposes is as follows:

               Unrealized appreciation                               $ 464,126
               Unrealized depreciation                                (691,907)
                                                                     ----------
                  Net unrealized depreciation                        $(227,781)
                                                                     ==========

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Diversified
                                                           Income     Management
                                                          Portfolio    Portfolio
ASSETS
    Investments at market value
       (Identified cost $9,404,616 and $5,684,644
       respectively) (Note 1)                           $ 9,434,679  $ 5,456,863
    Cash                                                  1,190,945       47,682
    Dividends and interest receivable                       113,564            -
                                                         ----------  -----------
       Total assets                                      10,739,188    5,504,545
                                                         ----------  -----------

LIABILITIES
    Accrued expenses                                            141          160
                                                         ----------  ----------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,081,317 and 511,933 shares issued
    and outstanding, respectively)                     $ 10,739,047  $ 5,504,385
                                                         =========== ===========

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($10,739,047  /  1,081,317 shares)                        $9.93
                                                              =====
    ($5,504,385  /     511,933 shares)                                    $10.75
                                                                          ======

NET ASSETS
    At May 31, 2005 net assets consisted of:
       Paid-in capital                                 $ 11,093,019  $ 6,359,027
       Undistributed net investment income                  142,864        8,782
       Accumulated net realized loss on investments        (526,899)    (635,643)
       Net unrealized appreciation (depreciation)            30,063     (227,781)
                                                          ----------  ----------
                                                       $ 10,739,047  $ 5,504,385
                                                         =========== ===========

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

For the six months ended May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Diversified
                                                           Income     Management
                                                          Portfolio    Portfolio
INVESTMENT INCOME
    Interest income                                       $ 303,330    $     733
    Dividends                                                     -       62,659
                                                          ---------    ---------
       Total income                                         303,330       63,392
                                                          ---------    ---------

EXPENSES
    Investment advisory fees (Note 3)                        32,935       27,643
    Transfer agent fees (Note 3)                             21,957       11,057
    Professional fees                                        12,750        8,310
    Custody fees                                              4,500          600
    Directors' fees                                           4,000        4,000
    Miscellaneous                                               524        1,000
    Insurance                                                 1,666        1,000
    Registration                                              1,000        1,000
                                                          ---------    ---------
       Total expenses                                        79,332       54,610
                                                          ---------    ---------
          Net investment income (loss)                      223,998        8,782
                                                          ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security transactions       8,475      (42,243)
    Capital gain distributions from                               -       12,838
     regulated investment companies
    Change in unrealized appreciation (depreciation)       (199,882)     115,257
     of investments                                         ---------  ---------

       Net gain (loss) on investments                      (191,407)      85,852
                                                            ---------  ---------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $  32,591    $  94,634
                                                           =========   =========

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          Six
                                                      Months Ended   Year Ended
                                                       May 31, 2005  November 30,
                                                       (Unaudited)      2004

INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
   Net investment income                                 $  223,998  $   491,822
   Net realized gain (loss) on investments                    8,475     (154,664)
   Net change in unrealized appreciation/depreciation      (199,882)      84,729
    of investments                                       ----------- -----------
   Net increase in net assets resulting from operations      32,591      421,887

  Distributions to shareholders
     Net investment income
        ($.48 and $.50 per share, respectively)            (517,438)    (553,665)

  Capital share transactions (a)
     Decrease in net assets resulting from capital          (44,375)     (58,567)
      share transactions                                 ----------- -----------

      Total decrease in net assets                         (529,222)    (190,345)

NET ASSETS
    Beginning of period                                  11,268,269   11,458,614
                                                         ----------- -----------
    End of period
       (Including undistributed net investment income
        of $142,864 and $436,304, respectively)         $10,739,047  $11,268,269
                                                         =========== ===========

(a)  Summary of capital share activity follows:

                                            Six Months Ended
                                              May 31, 2005         Year Ended
                                              (Unaudited)      November 30, 2004
                                            Shares    Value    Shares     Value

Shares sold                                    636  $ 6,291    21,570  $ 226,319
Shares issued in reinvestment               51,575  515,232    54,699    551,366
 of distributions                           ------  -------    ------  ---------
                                            52,211  521,523    76,269    777,685

Shares redeemed                            (56,333)(565,898)  (81,933) (836,252)
                                            ------  -------    ------  ---------
    Net decrease                            (4,122)$(44,375)   (5,664) $(58,567)
                                            ======  =======    ======  =========

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          Six
                                                      Months Ended   Year Ended
                                                       May 31, 2005  November 30,
                                                       (Unaudited)      2004

INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
   Net investment income (loss)                          $   8,782   $   (70,388)
   Net realized loss on investments                        (42,243)     (235,249)
   Capital gain distributions from                          12,838         6,514
     regulated investment companies
   Net change in unrealized depreciation                   115,257       802,399
     of investments                                      ----------- -----------

Net increase in net assets resulting from operations        94,634       503,276

  Capital share transactions (a)
   Increase (decrease) in net assets resulting
     from capital share transactions                      (202,232)     (125,802)
                                                         ----------- -----------

     Total increase (decrease) in net assets              (107,598)      377,474

NET ASSETS
    Beginning of period                                  5,611,983     5,234,509
                                                         ----------- -----------
    End of period                                       $5,504,385   $ 5,611,983
    (Including undistributed net investment income       =========== ===========
       of $8,782 and $-, respectively)

(a)  Summary of capital share activity follows:

                                            Six Months Ended
                                              May 31, 2005         Year Ended
                                              (Unaudited)      November 30, 2004
                                            Shares    Value    Shares     Value

Shares sold                                   658   $ 7,000    43,553  $ 438,251
Shares redeemed                           (19,666) (209,232)  (58,132)  (564,053)
                                            ------  -------    ------  ---------
   Net decrease                           (19,008)$(202,232)  (14,579) $(125,802)
                                            ======  =======    ======  =========

THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                        Six Months Ended
                                            May 31,
                                          (Unaudited)
                                                     Year Ended November 30,
                                              2005        2004        2003        2002        2001        2000
NET ASSET VALUE
    Beginning of period                     $10.38      $10.50      $10.17      $10.68      $10.38      $10.56
                                            ------      ------      ------      ------      ------      ------

INCOME FROM INVESTMENT OPERATIONS
  OPERATIONS

Net investment income                          .21         .44         .51         .58         .65         .71
Net gains (losses) on securities
      (both realized and unrealized)          (.18)       (.06)        .38        (.43)        .34        (.19)
                                            ------      ------      ------      ------      ------      ------

     Total from investment operations          .03         .38         .89         .15         .99         .52
                                            ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)    (.48)       (.50)       (.56)       (.66)       (.69)       (.70)
    Distributions (from realized                 -           -           -           -           -           -
      capital gains)                        ------      ------      ------      ------      ------      ------

      Total Distributions                     (.48)       (.50)       (.56)       (.66)       (.69)       (.70)
                                            ------      ------      ------      ------      ------      ------

NET ASSET VALUE
    End of period                           $ 9.93     $ 10.38     $ 10.50     $ 10.17     $ 10.68     $ 10.38
                                            ======      ======      ======      ======      ======      ======

TOTAL RETURN                                   .26%       3.76%       9.19%       1.45%      10.08%       5.32%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period              $10,739     $11,268     $11,459     $11,101     $11,242     $10,724
     (000 omitted)
    Ratio of expenses to average              1.45%(1)    1.47%       1.43%       1.41%       1.39%       1.37%
     net assets

    Ratio of net investment income
    To average net assets                     4.08%(1)    4.68%       4.85%**     5.65%       6.20%       6.79%

    Portfolio turnover rate                  11.72%      34.71%      51.07%      32.28%      30.12%       1.38%

(1)  Annualized

**   As  required,  effective  December  1,  2001,  the  Fund  has  adopted  the provisions of the AICPA Audit and Accounting Guide for Investment Companies
     and began amortizing discount and premium on debt securities.  Had the Fund not amortized  discount and premium on debt  securities as  adjustments  to interest income,  the net investment  income per share would have been $.57 and the ratio of net  investment  income to average  net assets  would have been  5.59%.  Per share and ratios  prior to December 1, 2001 have not been restated to reflect this change in presentation.

THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                        Six Months Ended
                                            May 31,
                                          (Unaudited)
                                                     Year Ended November 30,
                                              2005        2004        2003        2002        2001        2000
NET ASSET VALUE
    Beginning of period                     $10.57      $ 9.60       $8.30      $10.20      $13.21      $14.40
                                            ------      ------      ------      ------      ------      ------

    INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)               .02        (.05)       (.10)       (.09)        .12         .06
    Net gains (losses) on securities
      (both realized and unrealized)           .16        1.10        1.40       (1.81)      (2.39)       (.91)
                                            ------      ------      ------      ------      ------      ------
      Total from investment operations         .18         .97        1.30       (1.90)      (2.27)       (.85)
                                            ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)       -           -           -           -        (.15)       (.16)
    Distributions (from realized                 -           -           -           -        (.59)       (.18)
     capital gains)                         ------      ------      ------      ------      ------      ------

    Total distributions                          -           -           -           -        (.74)       (.34)
                                            ------      ------      ------      ------      ------      ------

NET ASSET VALUE
    End of period                           $10.75      $10.57       $9.60       $8.30      $10.20      $13.21
                                            ======      ======      ======      ======      ======      ======

TOTAL RETURN                                  1.70%      10.10%      15.66%     (18.63%)    (18.31%)     (6.20%)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of Period
     (000 omitted)                          $5,504      $5,612      $5,235      $4,651      $5,495      $6,573
    Ratio of expenses to
     average net assets                       1.98%(1)    2.10%       2.01%       1.89%       1.81%       1.86%
    Ratio of net investment income (loss)
      to average net assets                    .32%(1)  (1.30)%     (1.19)%      (1.06%)       .98%        .39%

    Portfolio turnover rate                   1.38%      11.60%       3.76%       1.75%       6.81%      15.36%

(1)  Annualized

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley  Portfolio Group, Inc. (the "Fund") was organized as a Maryland corporation on August 15, 1989, and is an open-end  diversified  investment company  currently  offering  two  series of  shares:  The  Crowley  Income
     Portfolio,  and  The  Crowley  Diversified  Management  Portfolio  (each  a
     "Portfolio").

     The  objective  of The Crowley  Income  Portfolio  is to  maximize  current income,  consistent with prudent risk, i.e.,  reasonable risk to principal.
     The objective of The Crowley Diversified Management Portfolio is high total return  consistent with reasonable  risk. The Portfolios will use a variety of  investment  strategies in an effort to balance  portfolio  risks and to hedge market risks.  There can be no assurance  that the  objectives of the
     Portfolios will be achieved.

     SECURITY VALUATION
     Portfolio securities which are fixed income securities, are valued by using market quotations,  prices provided by market-makers or estimates of market values  obtained from yield data relating to instruments or securities with similar characteristics,  in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in  regulated  investment  companies  are valued at the net asset value per share as quoted by the National  Association  of Securities  Dealers,  Inc.
     Money market securities with remaining  maturities of less than 60 days are valued on the  amortized  cost basis as  reflecting  fair value.  All other securities  are valued at their fair value as  determined  in good faith by the Board of Directors.

     FEDERAL INCOME TAXES
     The  Portfolios  intend to comply  with the  requirements  of the  Internal
     Revenue Code necessary to qualify as regulated  investment companies and as such will not be subject  to  federal  income  taxes on  otherwise  taxable income  (including  net realized  capital  gains) which is  distributed  to shareholders.  At November 30, 2004,  The Crowley  Income  Portfolio  had a
     capital loss  carry-forward  for Federal income tax purposes of $506,501 of which $47,021 expires in 2005,  $53,119 expires in 2006, $24,748 expires in
     2008, $12,666 expires in 2009, $51,551 expires in 2010, $184,731 expires in
     2011 and  $132,665  expires in 2012.  At  November  30,  2004,  the Crowley
     Diversified  Management had a capital loss carry forward for Federal income tax purposes of $606,238 of which $74,524 expires in 2009, $134,207 expires in 2010, $168,772 expires in 2011, and $228,735 expires in 2012.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND
     DISTRIBUTIONS TO SHAREHOLDERS
     As is common in the industry,  investment and shareholder  transactions are recorded on trade date.  The Fund  determines  the gain or loss recorded on trade  date.  The  Fund  determines  the  gain or loss  realized  from  the investment transactions by comparing the cost of the security lot sold with the net sales  proceeds.  Dividend  income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized  on an accrual  basis.  Discounts  and  premiums  on  securities purchased are amortized over the life of the respective security.

     USE OF ESTIMATES IN FINANCIAL STATEMENTS
     In preparing financial statements in conformity with accounting  principles generally  accepted  in the  United  States of  America,  management  makes estimates and  assumptions  that affect the reported  amounts of assets and liabilities  at the  date  of the  financial  statements,  as  well  as the reported  amounts of revenues and  expenses  during the  reporting  period.
     Actual results could differ from those estimates.

     RESTRICTIONS REGARDING CASH ASSETS
     Other  than  those  restrictions  imposed  on  the  Fund  pursuant  to  the
     Investment  Company Act of 1940, as amended (the "1940 Act"),  there are no restrictions  with  respect  to cash  assets  held by the  Portfolios.  Any investment of such cash assets by a Portfolio is subject to the Portfolio's investment objective, investment strategies and investment restrictions.

(2)  DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     The tax character of distributions  paid during the year ended November 30,
     2004:

                                                                2004
         Income Portfolio
            Distributions from ordinary income               $553,665

            Distributions from long-term capital gains       $     -

         Diversified Management Portfolio
            Distribution from ordinary income                $     -
            Distribution from long-term capital gains        $     -

     In order to comply with certain  provisions of the Internal Revenue Code of
     1986, as amended,  and to avoid  imposition of the excise tax applicable to regulated investment  companies,  the Fund intends to declare as dividends, in each  calendar  year,  at least 98% of the Fund's net  realized  capital gains plus undistributed amounts, if any, from prior years.

     As of November 30, 2004, the components of distributable  earnings on a tax basis were as follows:

         Income Portfolio
            Undistributed ordinary income                         $ 478,505
            Capital loss carryforwards                             (506,501)
            Unrealized appreciation (depreciation) of securities    158,871
                                                                  ----------
                                                                  $ 130,875
                                                                  ==========
         Diversified Portfolio
            Undistributed ordinary income                         $       -
            Capital loss carryforwards                             (606,238)
            Unrealized appreciation (depreciation) of securities   (343,038)
                                                                  ----------
                                                                  $(949,276)
                                                                  ==========

     The difference between book basis and tax basis unrealized  appreciation is attributable primarily to amortization of premium/discount on bonds for The
     Crowley Income Portfolio.

(3)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the  "Advisor")  provides the Fund with management and administrative services pursuant to a Management Agreement.

     As  compensation  for its services,  the Advisor  receives a fee,  computed daily and payable  monthly,  at the annualized  rate of .60% of the average monthly net assets of The Crowley  Income  Portfolio  and 1% of the average monthly net assets of The Crowley  Diversified  Management  Portfolio.  The
     Advisor pays all expenses incurred by it in rendering  management  services to the  Fund  including  the  costs  of  accounting,  bookkeeping  and data processing  services provided in its role as administrator.  The Portfolios bear their  costs of  operations,  which  include,  but are not limited to:
     advisory  fees,  taxes,   brokerage  fees,  accounting  fees,  legal  fees,
     custodian and auditing  fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The  Crowley  Financial  Group,  Inc.  ("TCFG")  serves as the  Portfolios'
     shareholder  servicing agent. As shareholder  servicing agent, TCFG acts as the Transfer,  Dividend  Disbursing and Redemption Agent to the Portfolios.
     As  compensation  for its services,  TCFG receives a fee computed daily and payable  monthly,  at the annualized  rate of .40% of the average daily net assets of each Portfolio.  In addition,  TCFG receives  nominal per account fees in the  amount  of  $2.50  per  account  per  quarter  and  $2.00  per distribution  (e.g.,  capital  gain  distribution).  During  the year ended
     November 30, 2004, TCFG earned fees of $21,957 and $11,057 from The Crowley
     Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley  Securities  serves as distributor  of the Fund's  shares.  Certain officers and  directors of the Fund are also  officers of Crowley & Crowley
     Corp., Crowley Securities and The Crowley Financial Group, Inc.

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases  and sales of  securities,  other  than  short-term  investments, aggregated  $763,173 and  $1,740,258  respectively,  in The Crowley  Income
     Portfolio   and  $75,497  and  $194,914,   respectively,   in  The  Crowley
     Diversified Management Portfolio.

                               BOARD OF DIRECTORS
                                   (unaudited)

The Board of Directors of the Fund consists of six individuals, four of whom are not  "interested  persons" of the Fund as than term is defined in the Investment
Company Act of 1940,  as amended  (the "1940  Act").  The  Directors  review the actions  of the  officers  and  decide on  general  policy.  The  Directors  are fiduciaries  for the Fund's  shareholders  and are  governed  by the laws of the state of Maryland in this regard.

Directors who are deemed to be  "interested  persons" of the Fund,  i.e.,  those
Directors who are affiliated with the Investment Advisor or the Distributor,  do
not  receive  any  compensation   from  the  Fund.  The  names,   addresses  and
occupational  history of the  Directors  and  principal  executive  officers are listed below.

Interested Directors (1)
------------------------- ------------- ------------ ----------------------------------------- ------------
                                                                                                Number of
                                          Term of                                              Portfolios
                                         Office(2)                                               in Fund
                                        and Length                                               Complex
                          Position(s)     of Time                                               Overseen
Name, Address and (Date    Held With      Served      Principal Occupation During Past Five    by Director
       of Birth)              Fund                                    Years
------------------------- ------------- ------------ ----------------------------------------- ------------
Robert A.  Crowley(1)     President,    Since        Vice President, Crowley & Crowley Corp.        2
3201-B Millcreek Road     Treasurer,    Inception    (financial planning and registered
Wilmington, DE 19808      and Director               investment advisor) (formerly Crowley
(March 15, 1958)                                     Planning & Management Corp.) from
                                                     November, 1986 until present; Vice
                                                     President, The Crowley
                                                     Financial Group, Inc. (financial
                                                     management firm and transfer agent)
                                                     from February, 1990 to present; Vice
                                                     President, Crowley Real Estate
                                                     Services, Inc. from September, 1986
                                                     until present; General Partner, Crowley
                                                     Securities (registered broker-dealer)
                                                     from February, 1985 until present;
                                                     Partner, Crowley Insurance, (insurance
                                                     brokerage) July, 1986 until present.
------------------------- ------------- ------------ ----------------------------------------- ------------
Frederick J. Crowley,     Vice          Since        President, Crowley & Crowley Corp.             2
Jr.(1)                    President,    Inception    (financial planning and registered
3201-B Millcreek Road     Secretary                  investment advisor) (formerly Crowley
Wilmington, DE 19808      and Director               Planning and Management Corp.) from
(March 30, 1956)                                     November, 1986 until present; President
                                                     and Treasurer, The Crowley Financial
                                                     Group, Inc. (financial management firm
                                                     and transfer agent) from February, 1990
                                                     to present; Vice President, Crowley
                                                     Real Estate Services, Inc. (real estate
                                                     brokerage) from September, 1986 until
                                                     present; General Partner, Crowley
                                                     Securities (registered broker-dealer)
                                                     from February, 1985 until present;
                                                     Partner, Crowley Insurance (insurance
                                                     brokerage) July, 1985 until present.
------------------------- ------------- ------------ ----------------------------------------- ------------

Independent Directors
------------------------- ------------- ------------ ----------------------------------------- ------------
                                                                                                Number of
                                          Term of                                              Portfolios
                                         Office(2)                                               in Fund
                                        and Length                                               Complex
                          Position(s)     of Time                                               Overseen
 Name, Address and Date    Held With      Served      Principal Occupation During Past Five    by Director
        of Birth              Fund                                    Years
------------------------- ------------- ------------ ----------------------------------------- ------------
William O.  Cregar        Director      Since        Retired.  Formerly Security Director,          2
4556 Simon Road                         Inception    E.I. duPont de Nemours & Co.
Wilmington, DE 19803                                 (manufacturer of chemicals and related
(May 2, 1925)                                        products), until December, 1990.
------------------------- ------------- ------------ ----------------------------------------- ------------
Bruce A.  Humphries       Director      Since        Operations Senior Manager, Dade                2
33 Stonewold Way                        Inception    Behring, Inc. (manufacture of clinical
Greenville, DE 19807                                 diagnostic instruments), 1998 to
(August 28, 1947)                                    Present; Operations Planning Manager
                                                     for Virology Business, E.I. duPont de
                                                     Nemours & Co. (manufacturer of
                                                     chemicals and related products), 1986
                                                     to 1997.
------------------------- ------------- ------------ ----------------------------------------- ------------
Daniel J.  Piscitello     Director      Since        Assistant Vice President of Creative           2
3933 Branches Lane                      Inception    Services, Lenox Collections
Doylestown, PA 18901                                 (manufacturer of tableware and
(November 5, 1941)                                   collectibles), 1996 to Present.
------------------------- ------------- ------------ ----------------------------------------- ------------
Peter Veenema             Director      Since        Senior Research Engineer, E.I.  duPont         2
1211 Norbee Drive                       Inception    de Nemours (manufacturer of chemicals
Wilmington, DE 19803                                 and related products), 1996 to Present.
(May 25, 1949)
------------------------- ------------- ------------ ----------------------------------------- ------------

(1)  Robert A.  Crowley  and  Frederick  J.  Crowley  are  brothers  and each is considered  to be an  "interested  person" of the Fund under the 1940 Act due to their  positions as officers of Crowley and Crowley  Corp.,  which is the Fund's investment  advisor,  and General Partners of Crowley  Securities,  which is the
Fund's distributor.

(3) Each  Director and officer  shall hold office until his or her  successor is elected and qualified.

                              FOR MORE INFORMATION

This Semi-Annual Report is intended for the Fund's  shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund  Prospectus.  To receive a free copy of the Prospectus of Statement of Additional Information,  or to request additional information about the Fund, please contact us at (302) 994-4700.

The Fund's  Prospectus  sets forth details about charges,  expenses,  investment objectives,  and operating  policies of the Fund. You should read the Prospectus carefully  before you invest.  The figures in this Annual Report  represent past results,  which are not a guarantee of future results.  The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

You can review and copy information  about the Fund at the Public Reference Room of the U.S.  Securities and Exchange  Commission ("SEC") in Washington,  D.C. To
find out about this public service, call the SEC at (202) 942-8090.  Information about the Fund is also available on the SEC's website, www.sec.gov.

Disclosure of Portfolio Securities and Proxy Voting Policies

The Fund files its complete schedule of portfolio  holdings with the SEC for the first and third  quarters  of each fiscal year on Form N-Q. A copy of the Fund's
Form N-Q, as well as a  description  of the Fund's  proxy  voting  policies  and procedures:  (i) is available without charge, upon request, by calling (collect)
(302) 994-4700;  and (ii) is available on the SEC's website at  www.sec.gov.  In addition,  you may obtain a free  report on how the Fund voted the  proxies  for securities  it owned  during the 12 months  ended on June 30 by calling the Fund
(collect)  at  (302)  994-4700  or  by  logging  on  to  the  SEC's  website  at
www.sec.gov.

ITEM 2: CODE OF ETHICS.  This item is not  applicable  when filing a semi-annual report to shareholders.

ITEM 3: AUDIT  COMMITTEE  FINANCIAL  EXPERT.  This item is not  applicable  when filing a semi-annual report to shareholders.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES. This item is not applicable when filing a semi-annual report to shareholders.

ITEM 5: AUDIT  COMMITTEE OF LISTED  REGISTRANTS.  This item is not applicable to
Registrant, which is an open-end management investment company.

ITEM 6: SCHEDULE OF INVESTMENTS. The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7:  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT  INVESTMENT  COMPANIES.  This item is not  applicable to  Registrant, which is an open-end management investment company.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT  INVESTMENT COMPANIES.  This
item is not applicable to Registrant, which is an open-end management investment company.

ITEM 9:  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND  AFFILIATED  PURCHASERS.  This item is not applicable to Registrant, which is an open-end management investment company.

ITEM 10:  SUBMISSION  OF MATTERS TO A VOTE OF  SECURITY  HOLDERS.  There were no material changes to the procedures by which  shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 11: CONTROLS AND PROCEDURES.

     (a) The Registrant's  President/Chief Executive Officer and Treasurer/Chief
Financial Officer reviewed the Registrant's  disclosure  controls and procedures
(as  defined in Rule  30a-3(c)  under the  Investment  Company  Act of 1940 (the
"Act")) as of a date within 90 days of the filing of this report. Based on their review, the Registrant's  President/Chief  Executive Officer and Treasurer/Chief
Financial  Officer  determined  that the disclosure  controls and procedures are effective in ensuring that material  information required to be disclosed by the
Registrant  in this report is  appropriately  recorded,  processed,  summarized, reported  and made  known to him by  others  within  the  Registrant  and by the
Registrant's service providers.

     (b)  There  were no  changes  in the  Registrant's  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the Act) that occurred during the  Registrant's  second  fiscal  quarter of the period  covered by this report that have materially  affected,  or were reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

     (a) The certifications  required by Rule 30a-2 under the Investment Company
Act of 1940, as amended,  and Section 302 of the  Sarbanes-Oxley Act of 2002 are
filed herewith.

     (b) The certifications required by Section 906 of the Sarbanes-Oxley Act of
2002 are furnished herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President
Date:             July 29, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            President (Principal Executive Officer)
Date:             July 29, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  Registrant and in the capacities and on the dates indicated.

Registrant:       The Crowley Portfolio Group, Inc.

By:               /s/Robert A. Crowley
Name:             Robert A. Crowley
Title:            Treasurer (Principal Financial Officer)
Date:             July 29, 2005